UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2003

Item 1. Reports to Stockholders

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny I - Class O

Shareholder Update

(Pages I - VI)

September 30, 2003

Prospectus (Pages F-1 - F-18)

November 29, 2003

Annual Report

(Pages A-1 - A-24)

September 30, 2003

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Report	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a class' total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny® I: Class O	19.88%	-5.98%	6.10%
$50/month 15-Year Plan	-42.70%	-9.38%	4.71%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® I: Class O on September 30, 1993. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class O

Management's Discussion of Fund Performance

Comments from Karen Firestone, Portfolio Manager of Destiny® I

Rising corporate profits, the quick resolution of the war against Iraq and improving sentiment toward the economy were instrumental in fueling a broad-based rally in the U.S. equity markets during the 12-month period ending September 30, 2003. The equity markets' solid performance was most notable for its breadth, as four of the most-followed indexes rose sharply. Leading the way were technology and biotechnology stocks - two groups that by and large had been punished the most severely during the markets' extended decline from 2000 through the first quarter of 2003. During the past year, however, the solid returns of stocks in these two groups helped buoy the NASDAQ Composite® Index to a gain of 53.15%. Meanwhile, the large-cap-oriented Standard & Poor's 500SM Index rose 24.40%, while the blue-chips' Dow Jones Industrial AverageSM advanced 24.99%. Investors also had a penchant for small-cap stocks. The Russell 2000® Index, a commonly used benchmark for small-cap stock performance, gained 36.50%.

Destiny I Class O shares gained 19.88% during the one-year period ending September 30, 2003. In comparison, the S&P 500® index and the LipperSM Growth Funds Average rose 24.40% and 23.61%, respectively. My continued focus on higher-quality, well-established companies restrained performance during the recent market upturn as investors favored lower-quality, smaller-cap alternatives in the S&P 500. Our positioning in health care contributed, as I focused mainly on the non-traditional areas of the sector that fared quite well. Most of our gains were concentrated in the equipment and services group, led by medical device maker Boston Scientific. Elsewhere, several good picks among semiconductor and Internet stocks - including Analog Devices and Amazon.com - also boosted results. Conversely, while the fund benefited from overweighting the top-performing technology sector, some larger-cap holdings - most notably Microsoft - didn't participate as much as they had in previous rallies and ended up trailing the average tech stock in the index. Stock picking in industrials also dampened results, mainly due to our overexposure to lagging defense contractors Lockheed Martin and Northrop Grumman.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of September 30, 2003		as of March 31, 2003
Microsoft Corp.		Microsoft Corp.
Wal-Mart Stores, Inc.		Wal-Mart Stores, Inc.
General Electric Co.		General Electric Co.
Citigroup, Inc.		Merck & Co., Inc.
Dell, Inc.		Johnson & Johnson
Cisco Systems, Inc.		Bank of America Corp.
Merck & Co., Inc.		Intel Corp.
Pfizer, Inc.		Dell, Inc.
Intel Corp.		Pfizer, Inc.
Bank of America Corp.		Exxon Mobil Corp.
Top Five Market Sectors
as of September 30, 2003	% of fund's net assets	as of March 31, 2003	% of fund's net assets
Information Technology	23.7%	Information Technology	20.3%
Health Care	17.0%	Health Care	16.8%
Consumer Discretionary	14.9%	Consumer Discretionary	15.3%
Financials	14.0%	Financials	14.2%
Industrials	9.7%	Industrials	10.3%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 0.3%
Hilton Group PLC	3,726,118	$ 11,144,968
Household Durables - 0.3%
Pioneer Corp.	323,000	8,011,977
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	520,700	25,181,052
eBay, Inc. (a)	310,500	16,614,855
		41,795,907
Media - 9.5%
AOL Time Warner, Inc. (a)	3,680,300	55,609,333
Belo Corp. Series A	729,600	17,692,800
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	567,474	23,379,929
Comcast Corp. Class A (special) (a)	1,090,500	32,213,370
Interpublic Group of Companies, Inc.	360,300	5,087,436
News Corp. Ltd. ADR	189,300	6,209,040
Pixar (a)	127,900	8,513,024
Television Francaise 1 SA	423,331	12,557,731
The New York Times Co. Class A	334,200	14,524,332
Tribune Co.	489,820	22,482,738
Univision Communications, Inc. Class A (a)	547,100	17,468,903
Viacom, Inc. Class B (non-vtg.)	854,965	32,745,160
Walt Disney Co.	2,607,090	52,585,005
		301,068,801
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	333,400	9,238,514
Gap, Inc.	723,700	12,389,744
Home Depot, Inc.	645,300	20,552,805
Lowe's Companies, Inc.	492,750	25,573,725
		67,754,788
Textiles Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	209,400	11,433,240
NIKE, Inc. Class B	344,100	20,928,162
Polo Ralph Lauren Corp. Class A	440,600	11,816,892
		44,178,294
TOTAL CONSUMER DISCRETIONARY		473,954,735
CONSUMER STAPLES - 8.4%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	182,100	8,984,814
PepsiCo, Inc.	394,400	18,075,352
The Coca-Cola Co.	612,500	26,313,000
		53,373,166
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	1,606,300	89,711,855
Food Products - 0.3%
Dean Foods Co. (a)	298,350	9,257,801

	Shares	Value (Note 1)
Household Products - 1.0%
Procter & Gamble Co.	232,800	$ 21,608,496
The Dial Corp.	442,100	9,522,834
		31,131,330
Personal Products - 1.9%
Alberto-Culver Co. Class B	489,810	28,810,624
Gillette Co.	989,000	31,628,220
		60,438,844
Tobacco - 0.7%
Altria Group, Inc.	492,870	21,587,706
TOTAL CONSUMER STAPLES		265,500,702
ENERGY - 4.5%
Energy Equipment & Services - 1.8%
Rowan Companies, Inc. (a)	405,600	9,969,648
Schlumberger Ltd. (NY Shares)	614,100	29,722,440
Tidewater, Inc.	638,200	18,061,060
		57,753,148
Oil & Gas - 2.7%
ChevronTexaco Corp.	366,900	26,215,005
Devon Energy Corp.	235,443	11,345,998
Exxon Mobil Corp.	1,293,800	47,353,080
		84,914,083
TOTAL ENERGY		142,667,231
FINANCIALS - 14.0%
Capital Markets - 3.0%
Bank of New York Co., Inc.	817,400	23,794,514
JAFCO Co. Ltd.	103,600	8,150,821
Legg Mason, Inc.	227,600	16,432,720
Morgan Stanley	941,000	47,482,860
		95,860,915
Commercial Banks - 4.0%
Bank of America Corp.	746,100	58,225,644
Bank One Corp.	1,034,700	39,991,155
Wachovia Corp.	312,590	12,875,582
Wells Fargo & Co.	341,600	17,592,400
		128,684,781
Consumer Finance - 2.3%
American Express Co.	927,800	41,806,668
Credit Saison Co. Ltd.	466,100	9,742,649
MBNA Corp.	904,200	20,615,760
		72,165,077
Diversified Financial Services - 3.0%
Citigroup, Inc.	1,756,766	79,950,421
Principal Financial Group, Inc.	486,500	15,076,635
		95,027,056
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 1.1%
AFLAC, Inc.	412,300	$ 13,317,290
American International Group, Inc.	382,264	22,056,633
		35,373,923
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	259,100	18,188,820
TOTAL FINANCIALS		445,300,572
HEALTH CARE - 17.0%
Biotechnology - 3.8%
Amgen, Inc. (a)	818,500	52,850,545
Cephalon, Inc. (a)	369,300	16,958,256
Geneprot, Inc. (c)	262,000	917,000
Genzyme Corp. - General Division (a)	273,900	12,667,875
MedImmune, Inc. (a)	360,100	11,886,901
Millennium Pharmaceuticals, Inc. (a)	515,800	7,938,162
Neurocrine Biosciences, Inc. (a)	146,000	7,229,920
Protein Design Labs, Inc. (a)	635,100	8,802,486
		119,251,145
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	210,800	13,449,040
Medtronic, Inc.	703,300	32,998,836
St. Jude Medical, Inc. (a)	227,500	12,232,675
Stryker Corp.	206,900	15,581,639
		74,262,190
Pharmaceuticals - 10.9%
Allergan, Inc.	294,500	23,185,985
AstraZeneca PLC sponsored ADR	320,400	13,905,360
Bristol-Myers Squibb Co.	704,160	18,068,746
Eli Lilly & Co.	305,300	18,134,820
Forest Laboratories, Inc. (a)	449,000	23,101,050
Johnson & Johnson	850,700	42,126,664
Medicis Pharmaceutical Corp. Class A	109,000	6,387,400
Merck & Co., Inc.	1,357,010	68,691,846
Mylan Laboratories, Inc.	358,650	13,861,823
Pfizer, Inc.	2,238,205	67,996,668
Roche Holding AG (participation certificate)	122,040	10,142,213
Schering-Plough Corp.	1,530,700	23,327,868
Wyeth	378,000	17,425,800
		346,356,243
TOTAL HEALTH CARE		539,869,578
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.2%
Boeing Co.	232,900	7,995,457
Air Freight & Logistics - 0.5%
FedEx Corp.	239,000	15,398,770

	Shares	Value (Note 1)
Airlines - 0.6%
Southwest Airlines Co.	1,128,800	$ 19,979,760
Building Products - 0.6%
American Standard Companies, Inc. (a)	215,600	18,164,300
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	305,000	7,981,850
Industrial Conglomerates - 4.7%
3M Co.	373,800	25,818,366
General Electric Co.	2,961,800	88,291,258
Tyco International Ltd.	1,657,200	33,856,596
		147,966,220
Machinery - 2.2%
Caterpillar, Inc.	530,000	36,485,200
Graco, Inc.	514,950	19,336,373
Illinois Tool Works, Inc.	196,000	12,986,960
		68,808,533
Road & Rail - 0.7%
Union Pacific Corp.	357,900	20,819,043
TOTAL INDUSTRIALS		307,113,933
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 3.9%
CIENA Corp. (a)	1,636,100	9,669,351
Cisco Systems, Inc. (a)	3,630,839	70,946,594
Juniper Networks, Inc. (a)	809,400	12,076,248
Motorola, Inc.	1,889,000	22,611,330
UTStarcom, Inc. (a)	262,300	8,343,763
		123,647,286
Computers & Peripherals - 5.8%
Dell, Inc. (a)	2,147,900	71,718,381
EMC Corp. (a)	1,783,400	22,524,342
Hewlett-Packard Co.	731,900	14,169,584
International Business Machines Corp.	606,400	53,563,312
Storage Technology Corp. (a)	481,100	11,613,754
Sun Microsystems, Inc. (a)	2,978,700	9,859,497
		183,448,870
Electronic Equipment & Instruments - 1.0%
CDW Corp.	166,100	9,590,614
Kyocera Corp.	83,800	4,972,692
Solectron Corp. (a)	1,297,000	7,587,450
Vishay Intertechnology, Inc. (a)	586,000	10,266,720
		32,417,476
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	581,500	20,573,470
Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	571,000	7,570,988
Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp. (a)	504,700	9,538,830
Analog Devices, Inc. (a)	665,000	25,283,300
Applied Materials, Inc. (a)	535,200	9,708,528
Intel Corp.	2,412,000	66,354,120
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp. (a)	155,900	$ 8,013,260
Marvell Technology Group Ltd. (a)	351,600	13,272,900
Micrel, Inc. (a)	565,700	6,895,883
Texas Instruments, Inc.	2,283,300	52,059,240
Tokyo Electron Ltd.	158,400	10,543,896
		201,669,957
Software - 5.7%
Adobe Systems, Inc.	273,200	10,725,832
Microsoft Corp.	4,817,098	133,867,151
Oracle Corp. (a)	1,836,400	20,604,408
Reynolds & Reynolds Co. Class A	605,400	16,678,770
		181,876,161
TOTAL INFORMATION TECHNOLOGY		751,204,208
MATERIALS - 1.4%
Chemicals - 1.1%
Dow Chemical Co.	619,000	20,142,260
Monsanto Co.	574,800	13,760,712
		33,902,972
Paper & Forest Products - 0.3%
International Paper Co.	288,100	11,241,662
TOTAL MATERIALS		45,144,634
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.5%
SBC Communications, Inc.	576,800	12,833,800
Verizon Communications, Inc.	1,110,500	36,024,620
		48,858,420
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	671,000	13,211,990
Sprint Corp. - PCS Group Series 1 (a)	1,351,200	7,742,376
Vodafone Group PLC sponsored ADR	685,000	13,871,250
		34,825,616
TOTAL TELECOMMUNICATION SERVICES		83,684,036
TOTAL COMMON STOCKS (Cost $2,847,312,141)		3,054,439,629
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.12% (b) (Cost $144,940,510)	144,940,510	$ 144,940,510
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,992,252,651)		3,199,380,139
NET OTHER ASSETS - (0.8)%		(24,017,251)
NET ASSETS - 100%		$ 3,175,362,888
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,031,675,700 and $2,108,669,948, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $201,922 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $1,536,344,000 of which $78,295,000, $727,504,000 and $730,545,000 will expire on September 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending September 30, 2004 approximately $33,558,000 of losses recognized during the period November 1, 2002 to September 30, 2003.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $31,515,798) (cost $2,992,252,651) - See accompanying schedule		$ 3,199,380,139
Receivable for investments sold		7,094,623
Receivable for fund shares sold		81,500
Dividends receivable		3,091,297
Interest receivable		107,070
Other receivables		61,552
Total assets		3,209,816,181

Liabilities
Payable to custodian bank	$ 11
Payable for fund shares redeemed	614,562
Accrued management fee	1,226,361
Distribution fees payable	6,612
Other payables and accrued expenses	173,347
Collateral on securities loaned, at value	32,432,400
Total liabilities		34,453,293

Net Assets		$ 3,175,362,888
Net Assets consist of:
Paid in capital		$ 4,571,432,748
Undistributed net investment income		16,561,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,619,781,711)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,150,248
Net Assets		$ 3,175,362,888

Class O: Net Asset Value, offering price and redemption price per share ($3,144,122,584 ÷ 284,272,134 shares)		$ 11.06

Class N: Net Asset Value, offering price and redemption price per share ($31,240,304 ÷ 2,874,926 shares)		$ 10.87

Statement of Operations

	Year ended September 30, 2003

Investment Income
Dividends		$ 37,736,671
Interest		1,508,422
Security lending		137,019
Total income		39,382,112

Expenses
Management fee	$ 13,634,668
Transfer agent fees	320,194
Distribution fees	54,285
Accounting and security lending fees	588,291
Non-interested trustees' compensation	12,151
Depreciation in deferred trustee compensation account	(8,302)
Custodian fees and expenses	87,082
Registration fees	30,756
Audit	62,127
Legal	17,821
Miscellaneous	124,673
Total expenses before reductions	14,923,746
Expense reductions	(843,516)	14,080,230
Net investment income (loss)		25,301,882
Realized and Unrealized Gain (loss) Net realized gain (loss) on:
Investment securities	(117,640,579)
Foreign currency transactions	(50,754)
Total net realized gain (loss)		(117,691,333)
Change in net unrealized appreciation (depreciation) on: Investment securities	632,405,495
Assets and liabilities in foreign currencies	16,498
Total change in net unrealized appreciation (depreciation)		632,421,993
Net gain (loss)		514,730,660
Net increase (decrease) in net assets resulting from operations		$ 540,032,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny I
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,301,882	$ 29,209,789
Net realized gain (loss)	(117,691,333)	(699,604,011)
Change in net unrealized appreciation (depreciation)	632,421,993	38,012,540
Net increase (decrease) in net assets resulting from operations	540,032,542	(632,381,682)
Distributions to shareholders from net investment income	(26,507,914)	(37,219,056)
Share transactions - net increase (decrease)	(118,216,917)	(190,122,951)
Total increase (decrease) in net assets	395,307,711	(859,723,689)

Net Assets
Beginning of period	2,780,055,177	3,639,778,866
End of period (including undistributed net investment income of $16,561,603 and undistributed net investment income of $17,818,388, respectively)	$ 3,175,362,888	$ 2,780,055,177

Financial Highlights - Class O

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Income from Investment Operations
Net investment income (loss) C	.09	.10	.12	.20	.42
Net realized and unrealized gain (loss)	1.75	(2.23)	(6.74)	(.77)	4.13
Total from investment operations	1.84	(2.13)	(6.62)	(.57)	4.55
Distributions from net investment income	(.09)	(.12)	(.13)	(.44)	(.42)
Distributions from net realized gain	-	-	(3.78)	(3.44)	(2.17)
Total distributions	(.09)	(.12)	(3.91)	(3.88)	(2.59)
Net asset value, end of period	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Total Return A,B	19.88%	(18.69)%	(34.55)%	(3.23)%	18.99%
Ratios to Average Net Assets D
Expenses before expense reductions	.49%	.48%	.40%	.27%	.32%
Expenses net of voluntary waivers, if any	.49%	.48%	.40%	.27%	.32%
Expenses net of all reductions	.46%	.44%	.37%	.25%	.31%
Net investment income (loss)	.85%	.80%	.75%	.85%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155
Portfolio turnover rate	71%	93%	119%	145%	36%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) E	- H	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	1.73	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	1.73	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.02)	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	-	(3.78)	(3.44)	-
Total distributions	(.02)	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total Return B,C,D	18.91%	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36%	1.36%	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.36%	1.36%	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.32%	1.31%	1.27%	1.12%	1.17% A
Net investment income (loss)	(.01)%	(.07)%	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,240	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	71%	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 399,493,126
Unrealized depreciation	(242,268,885)
Net unrealized appreciation (depreciation)	157,224,241
Undistributed ordinary income	16,608,572
Capital loss carryforward	(1,536,344,463)

Cost for federal income tax purposes	$ 3,042,155,898

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 26,507,914	$ 37,219,056

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual rate of .25% of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the total amount paid to FDC was $54,285. Certain of the amounts paid to FDC may be returned to Class N. During the period, $3,182 was returned to Class N.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

	Amount	% of Average Net Assets
Class O	$ 183,268.01
Class N	136,926.63
	$ 320,194

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,842,480 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services include payments of certain expenses on behalf of the fund totaling $839,359 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $975.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2003	2002
From net investment income
Class O	$ 26,474,906	$ 37,197,781
Class N	33,008	21,275
Total	$ 26,507,914	$ 37,219,056

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2003	2002	2003	2002
Class O
Shares sold	8,477,152	9,465,650	$ 86,266,760	$ 112,461,153
Reinvestment of distributions	2,203,012	2,462,423	21,743,732	30,878,644
Shares redeemed	(23,642,752)	(28,877,985)	(241,397,881)	(342,714,783)
Net increase (decrease)	(12,962,588)	(16,949,912)	$ (133,387,389)	$ (199,374,986)
Class N
Shares sold	1,600,255	879,062	$ 16,168,446	$ 10,105,517
Reinvestment of distributions	2,774	1,540	27,078	19,130
Shares redeemed	(100,739)	(75,452)	(1,025,052)	(872,612)
Net increase (decrease)	1,502,290	805,150	$ 15,170,472	$ 9,252,035

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny I. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Destiny I. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (47)

Year of Election or Appointment: 2000

Vice President of Destiny I. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Destiny I. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny I. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny I. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following fund qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle logo) Printed on recycled paper	DESIO-UPROANN-1103
1.791859.100

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny I - Class N

Shareholder Update

(Pages I - VI)

September 30, 2003

Prospectus (Pages F-1 - F-18)

November 29, 2003

Annual Report

(Pages A-1 - A-24)

September 30, 2003

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Report	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a class' total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny® I: Class N	18.91%	-6.77%	5.20%
$50/month 15-Year Plan	-40.55%	-8.72%	4.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® I: Class N on September 30, 1993. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny I: Class N

Management's Discussion of Fund Performance

Comments from Karen Firestone, Portfolio Manager of Destiny® I

Rising corporate profits, the quick resolution of the war against Iraq and improving sentiment toward the economy were instrumental in fueling a broad-based rally in the U.S. equity markets during the 12-month period ending September 30, 2003. The equity markets' solid performance was most notable for its breadth, as four of the most-followed indexes rose sharply. Leading the way were technology and biotechnology stocks - two groups that by and large had been punished the most severely during the markets' extended decline from 2000 through the first quarter of 2003. During the past year, however, the solid returns of stocks in these two groups helped buoy the NASDAQ Composite® Index to a gain of 53.15%. Meanwhile, the large-cap-oriented Standard & Poor's 500SM Index rose 24.40%, while the blue-chips' Dow Jones Industrial AverageSM advanced 24.99%. Investors also had a penchant for small-cap stocks. The Russell 2000® Index, a commonly used benchmark for small-cap stock performance, gained 36.50%.

Destiny I Class N shares gained 18.91% during the one-year period ending September 30, 2003. In comparison, the S&P 500® index and the LipperSM Growth Funds Average rose 24.40% and 23.61%, respectively. My continued focus on higher-quality, well-established companies restrained performance during the recent market upturn as investors favored lower-quality, smaller-cap alternatives in the S&P 500. Our positioning in health care contributed, as I focused mainly on the non-traditional areas of the sector that fared quite well. Most of our gains were concentrated in the equipment and services group, led by medical device maker Boston Scientific. Elsewhere, several good picks among semiconductor and Internet stocks - including Analog Devices and Amazon.com - also boosted results. Conversely, while the fund benefited from overweighting the top-performing technology sector, some larger-cap holdings - most notably Microsoft - didn't participate as much as they had in previous rallies and ended up trailing the average tech stock in the index. Stock picking in industrials also dampened results, mainly due to our overexposure to lagging defense contractors Lockheed Martin and Northrop Grumman.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investment Changes

Top Ten Equity Holdings
as of September 30, 2003		as of March 31, 2003
Microsoft Corp.		Microsoft Corp.
Wal-Mart Stores, Inc.		Wal-Mart Stores, Inc.
General Electric Co.		General Electric Co.
Citigroup, Inc.		Merck & Co., Inc.
Dell, Inc.		Johnson & Johnson
Cisco Systems, Inc.		Bank of America Corp.
Merck & Co., Inc.		Intel Corp.
Pfizer, Inc.		Dell, Inc.
Intel Corp.		Pfizer, Inc.
Bank of America Corp.		Exxon Mobil Corp.
Top Five Market Sectors
as of September 30, 2003	% of fund's net assets	as of March 31, 2003	% of fund's net assets
Information Technology	23.7%	Information Technology	20.3%
Health Care	17.0%	Health Care	16.8%
Consumer Discretionary	14.9%	Consumer Discretionary	15.3%
Financials	14.0%	Financials	14.2%
Industrials	9.7%	Industrials	10.3%

Annual Report

Fidelity Destiny Portfolios: Destiny I

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 0.3%
Hilton Group PLC	3,726,118	$ 11,144,968
Household Durables - 0.3%
Pioneer Corp.	323,000	8,011,977
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	520,700	25,181,052
eBay, Inc. (a)	310,500	16,614,855
		41,795,907
Media - 9.5%
AOL Time Warner, Inc. (a)	3,680,300	55,609,333
Belo Corp. Series A	729,600	17,692,800
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR (a)	567,474	23,379,929
Comcast Corp. Class A (special) (a)	1,090,500	32,213,370
Interpublic Group of Companies, Inc.	360,300	5,087,436
News Corp. Ltd. ADR	189,300	6,209,040
Pixar (a)	127,900	8,513,024
Television Francaise 1 SA	423,331	12,557,731
The New York Times Co. Class A	334,200	14,524,332
Tribune Co.	489,820	22,482,738
Univision Communications, Inc. Class A (a)	547,100	17,468,903
Viacom, Inc. Class B (non-vtg.)	854,965	32,745,160
Walt Disney Co.	2,607,090	52,585,005
		301,068,801
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	333,400	9,238,514
Gap, Inc.	723,700	12,389,744
Home Depot, Inc.	645,300	20,552,805
Lowe's Companies, Inc.	492,750	25,573,725
		67,754,788
Textiles Apparel & Luxury Goods - 1.4%
Coach, Inc. (a)	209,400	11,433,240
NIKE, Inc. Class B	344,100	20,928,162
Polo Ralph Lauren Corp. Class A	440,600	11,816,892
		44,178,294
TOTAL CONSUMER DISCRETIONARY		473,954,735
CONSUMER STAPLES - 8.4%
Beverages - 1.7%
Anheuser-Busch Companies, Inc.	182,100	8,984,814
PepsiCo, Inc.	394,400	18,075,352
The Coca-Cola Co.	612,500	26,313,000
		53,373,166
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	1,606,300	89,711,855
Food Products - 0.3%
Dean Foods Co. (a)	298,350	9,257,801

	Shares	Value (Note 1)
Household Products - 1.0%
Procter & Gamble Co.	232,800	$ 21,608,496
The Dial Corp.	442,100	9,522,834
		31,131,330
Personal Products - 1.9%
Alberto-Culver Co. Class B	489,810	28,810,624
Gillette Co.	989,000	31,628,220
		60,438,844
Tobacco - 0.7%
Altria Group, Inc.	492,870	21,587,706
TOTAL CONSUMER STAPLES		265,500,702
ENERGY - 4.5%
Energy Equipment & Services - 1.8%
Rowan Companies, Inc. (a)	405,600	9,969,648
Schlumberger Ltd. (NY Shares)	614,100	29,722,440
Tidewater, Inc.	638,200	18,061,060
		57,753,148
Oil & Gas - 2.7%
ChevronTexaco Corp.	366,900	26,215,005
Devon Energy Corp.	235,443	11,345,998
Exxon Mobil Corp.	1,293,800	47,353,080
		84,914,083
TOTAL ENERGY		142,667,231
FINANCIALS - 14.0%
Capital Markets - 3.0%
Bank of New York Co., Inc.	817,400	23,794,514
JAFCO Co. Ltd.	103,600	8,150,821
Legg Mason, Inc.	227,600	16,432,720
Morgan Stanley	941,000	47,482,860
		95,860,915
Commercial Banks - 4.0%
Bank of America Corp.	746,100	58,225,644
Bank One Corp.	1,034,700	39,991,155
Wachovia Corp.	312,590	12,875,582
Wells Fargo & Co.	341,600	17,592,400
		128,684,781
Consumer Finance - 2.3%
American Express Co.	927,800	41,806,668
Credit Saison Co. Ltd.	466,100	9,742,649
MBNA Corp.	904,200	20,615,760
		72,165,077
Diversified Financial Services - 3.0%
Citigroup, Inc.	1,756,766	79,950,421
Principal Financial Group, Inc.	486,500	15,076,635
		95,027,056
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - 1.1%
AFLAC, Inc.	412,300	$ 13,317,290
American International Group, Inc.	382,264	22,056,633
		35,373,923
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	259,100	18,188,820
TOTAL FINANCIALS		445,300,572
HEALTH CARE - 17.0%
Biotechnology - 3.8%
Amgen, Inc. (a)	818,500	52,850,545
Cephalon, Inc. (a)	369,300	16,958,256
Geneprot, Inc. (c)	262,000	917,000
Genzyme Corp. - General Division (a)	273,900	12,667,875
MedImmune, Inc. (a)	360,100	11,886,901
Millennium Pharmaceuticals, Inc. (a)	515,800	7,938,162
Neurocrine Biosciences, Inc. (a)	146,000	7,229,920
Protein Design Labs, Inc. (a)	635,100	8,802,486
		119,251,145
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	210,800	13,449,040
Medtronic, Inc.	703,300	32,998,836
St. Jude Medical, Inc. (a)	227,500	12,232,675
Stryker Corp.	206,900	15,581,639
		74,262,190
Pharmaceuticals - 10.9%
Allergan, Inc.	294,500	23,185,985
AstraZeneca PLC sponsored ADR	320,400	13,905,360
Bristol-Myers Squibb Co.	704,160	18,068,746
Eli Lilly & Co.	305,300	18,134,820
Forest Laboratories, Inc. (a)	449,000	23,101,050
Johnson & Johnson	850,700	42,126,664
Medicis Pharmaceutical Corp. Class A	109,000	6,387,400
Merck & Co., Inc.	1,357,010	68,691,846
Mylan Laboratories, Inc.	358,650	13,861,823
Pfizer, Inc.	2,238,205	67,996,668
Roche Holding AG (participation certificate)	122,040	10,142,213
Schering-Plough Corp.	1,530,700	23,327,868
Wyeth	378,000	17,425,800
		346,356,243
TOTAL HEALTH CARE		539,869,578
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.2%
Boeing Co.	232,900	7,995,457
Air Freight & Logistics - 0.5%
FedEx Corp.	239,000	15,398,770

	Shares	Value (Note 1)
Airlines - 0.6%
Southwest Airlines Co.	1,128,800	$ 19,979,760
Building Products - 0.6%
American Standard Companies, Inc. (a)	215,600	18,164,300
Commercial Services & Supplies - 0.2%
Waste Management, Inc.	305,000	7,981,850
Industrial Conglomerates - 4.7%
3M Co.	373,800	25,818,366
General Electric Co.	2,961,800	88,291,258
Tyco International Ltd.	1,657,200	33,856,596
		147,966,220
Machinery - 2.2%
Caterpillar, Inc.	530,000	36,485,200
Graco, Inc.	514,950	19,336,373
Illinois Tool Works, Inc.	196,000	12,986,960
		68,808,533
Road & Rail - 0.7%
Union Pacific Corp.	357,900	20,819,043
TOTAL INDUSTRIALS		307,113,933
INFORMATION TECHNOLOGY - 23.7%
Communications Equipment - 3.9%
CIENA Corp. (a)	1,636,100	9,669,351
Cisco Systems, Inc. (a)	3,630,839	70,946,594
Juniper Networks, Inc. (a)	809,400	12,076,248
Motorola, Inc.	1,889,000	22,611,330
UTStarcom, Inc. (a)	262,300	8,343,763
		123,647,286
Computers & Peripherals - 5.8%
Dell, Inc. (a)	2,147,900	71,718,381
EMC Corp. (a)	1,783,400	22,524,342
Hewlett-Packard Co.	731,900	14,169,584
International Business Machines Corp.	606,400	53,563,312
Storage Technology Corp. (a)	481,100	11,613,754
Sun Microsystems, Inc. (a)	2,978,700	9,859,497
		183,448,870
Electronic Equipment & Instruments - 1.0%
CDW Corp.	166,100	9,590,614
Kyocera Corp.	83,800	4,972,692
Solectron Corp. (a)	1,297,000	7,587,450
Vishay Intertechnology, Inc. (a)	586,000	10,266,720
		32,417,476
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	581,500	20,573,470
Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	571,000	7,570,988
Semiconductors & Semiconductor Equipment - 6.4%
Altera Corp. (a)	504,700	9,538,830
Analog Devices, Inc. (a)	665,000	25,283,300
Applied Materials, Inc. (a)	535,200	9,708,528
Intel Corp.	2,412,000	66,354,120
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
KLA-Tencor Corp. (a)	155,900	$ 8,013,260
Marvell Technology Group Ltd. (a)	351,600	13,272,900
Micrel, Inc. (a)	565,700	6,895,883
Texas Instruments, Inc.	2,283,300	52,059,240
Tokyo Electron Ltd.	158,400	10,543,896
		201,669,957
Software - 5.7%
Adobe Systems, Inc.	273,200	10,725,832
Microsoft Corp.	4,817,098	133,867,151
Oracle Corp. (a)	1,836,400	20,604,408
Reynolds & Reynolds Co. Class A	605,400	16,678,770
		181,876,161
TOTAL INFORMATION TECHNOLOGY		751,204,208
MATERIALS - 1.4%
Chemicals - 1.1%
Dow Chemical Co.	619,000	20,142,260
Monsanto Co.	574,800	13,760,712
		33,902,972
Paper & Forest Products - 0.3%
International Paper Co.	288,100	11,241,662
TOTAL MATERIALS		45,144,634
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 1.5%
SBC Communications, Inc.	576,800	12,833,800
Verizon Communications, Inc.	1,110,500	36,024,620
		48,858,420
Wireless Telecommunication Services - 1.1%
Nextel Communications, Inc. Class A (a)	671,000	13,211,990
Sprint Corp. - PCS Group Series 1 (a)	1,351,200	7,742,376
Vodafone Group PLC sponsored ADR	685,000	13,871,250
		34,825,616
TOTAL TELECOMMUNICATION SERVICES		83,684,036
TOTAL COMMON STOCKS (Cost $2,847,312,141)		3,054,439,629
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 1.12% (b) (Cost $144,940,510)	144,940,510	$ 144,940,510
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $2,992,252,651)		3,199,380,139
NET OTHER ASSETS - (0.8)%		(24,017,251)
NET ASSETS - 100%		$ 3,175,362,888
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc.	7/7/00	$ 1,441,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $2,031,675,700 and $2,108,669,948, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $201,922 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Income Tax Information

At September 30, 2003, the fund had a capital loss carryforward of approximately $1,536,344,000 of which $78,295,000, $727,504,000 and $730,545,000 will expire on September 30, 2009, 2010 and 2011, respectively.

The fund intends to elect to defer to its fiscal year ending September 30, 2004 approximately $33,558,000 of losses recognized during the period November 1, 2002 to September 30, 2003.

Annual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Destiny Portfolios: Destiny I

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $31,515,798) (cost $2,992,252,651) - See accompanying schedule		$ 3,199,380,139
Receivable for investments sold		7,094,623
Receivable for fund shares sold		81,500
Dividends receivable		3,091,297
Interest receivable		107,070
Other receivables		61,552
Total assets		3,209,816,181

Liabilities
Payable to custodian bank	$ 11
Payable for fund shares redeemed	614,562
Accrued management fee	1,226,361
Distribution fees payable	6,612
Other payables and accrued expenses	173,347
Collateral on securities loaned, at value	32,432,400
Total liabilities		34,453,293

Net Assets		$ 3,175,362,888
Net Assets consist of:
Paid in capital		$ 4,571,432,748
Undistributed net investment income		16,561,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,619,781,711)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		207,150,248
Net Assets		$ 3,175,362,888

Class O: Net Asset Value, offering price and redemption price per share ($3,144,122,584 ÷ 284,272,134 shares)		$ 11.06

Class N: Net Asset Value, offering price and redemption price per share ($31,240,304 ÷ 2,874,926 shares)		$ 10.87

Statement of Operations

	Year ended September 30, 2003

Investment Income
Dividends		$ 37,736,671
Interest		1,508,422
Security lending		137,019
Total income		39,382,112

Expenses
Management fee	$ 13,634,668
Transfer agent fees	320,194
Distribution fees	54,285
Accounting and security lending fees	588,291
Non-interested trustees' compensation	12,151
Depreciation in deferred trustee compensation account	(8,302)
Custodian fees and expenses	87,082
Registration fees	30,756
Audit	62,127
Legal	17,821
Miscellaneous	124,673
Total expenses before reductions	14,923,746
Expense reductions	(843,516)	14,080,230
Net investment income (loss)		25,301,882
Realized and Unrealized Gain (loss) Net realized gain (loss) on:
Investment securities	(117,640,579)
Foreign currency transactions	(50,754)
Total net realized gain (loss)		(117,691,333)
Change in net unrealized appreciation (depreciation) on: Investment securities	632,405,495
Assets and liabilities in foreign currencies	16,498
Total change in net unrealized appreciation (depreciation)		632,421,993
Net gain (loss)		514,730,660
Net increase (decrease) in net assets resulting from operations		$ 540,032,542

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 25,301,882	$ 29,209,789
Net realized gain (loss)	(117,691,333)	(699,604,011)
Change in net unrealized appreciation (depreciation)	632,421,993	38,012,540
Net increase (decrease) in net assets resulting from operations	540,032,542	(632,381,682)
Distributions to shareholders from net investment income	(26,507,914)	(37,219,056)
Share transactions - net increase (decrease)	(118,216,917)	(190,122,951)
Total increase (decrease) in net assets	395,307,711	(859,723,689)

Net Assets
Beginning of period	2,780,055,177	3,639,778,866
End of period (including undistributed net investment income of $16,561,603 and undistributed net investment income of $17,818,388, respectively)	$ 3,175,362,888	$ 2,780,055,177

Financial Highlights - Class O

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 9.31	$ 11.56	$ 22.09	$ 26.54	$ 24.58
Income from Investment Operations
Net investment income (loss) C	.09	.10	.12	.20	.42
Net realized and unrealized gain (loss)	1.75	(2.23)	(6.74)	(.77)	4.13
Total from investment operations	1.84	(2.13)	(6.62)	(.57)	4.55
Distributions from net investment income	(.09)	(.12)	(.13)	(.44)	(.42)
Distributions from net realized gain	-	-	(3.78)	(3.44)	(2.17)
Total distributions	(.09)	(.12)	(3.91)	(3.88)	(2.59)
Net asset value, end of period	$ 11.06	$ 9.31	$ 11.56	$ 22.09	$ 26.54
Total Return A,B	19.88%	(18.69)%	(34.55)%	(3.23)%	18.99%
Ratios to Average Net Assets D
Expenses before expense reductions	.49%	.48%	.40%	.27%	.32%
Expenses net of voluntary waivers, if any	.49%	.48%	.40%	.27%	.32%
Expenses net of all reductions	.46%	.44%	.37%	.25%	.31%
Net investment income (loss)	.85%	.80%	.75%	.85%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,144,123	$ 2,767,484	$ 3,633,310	$ 6,121,273	$ 6,977,155
Portfolio turnover rate	71%	93%	119%	145%	36%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 11.40	$ 21.90	$ 26.45	$ 27.76
Income from Investment Operations
Net investment income (loss) E	- H	(.01)	(.02)	(.01)	.08
Net realized and unrealized gain (loss)	1.73	(2.20)	(6.66)	(.74)	(1.39)
Total from investment operations	1.73	(2.21)	(6.68)	(.75)	(1.31)
Distributions from net investment income	(.02)	(.03)	(.04)	(.36)	-
Distributions from net realized gain	-	-	(3.78)	(3.44)	-
Total distributions	(.02)	(.03)	(3.82)	(3.80)	-
Net asset value, end of period	$ 10.87	$ 9.16	$ 11.40	$ 21.90	$ 26.45
Total Return B,C,D	18.91%	(19.46)%	(35.10)%	(3.98)%	(4.72)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.36%	1.36%	1.30%	1.14%	1.18% A
Expenses net of voluntary waivers, if any	1.36%	1.36%	1.30%	1.14%	1.18% A
Expenses net of all reductions	1.32%	1.31%	1.27%	1.12%	1.17% A
Net investment income (loss)	(.01)%	(.07)%	(.15)%	(.02)%	.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,240	$ 12,572	$ 6,469	$ 3,081	$ 256
Portfolio turnover rate	71%	93%	119%	145%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Destiny I (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans I, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 399,493,126
Unrealized depreciation	(242,268,885)
Net unrealized appreciation (depreciation)	157,224,241
Undistributed ordinary income	16,608,572
Capital loss carryforward	(1,536,344,463)

Cost for federal income tax purposes	$ 3,042,155,898

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 26,507,914	$ 37,219,056

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .17% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .45% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual rate of .25% of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the total amount paid to FDC was $54,285. Certain of the amounts paid to FDC may be returned to Class N. During the period, $3,182 was returned to Class N.

Annual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

	Amount	% of Average Net Assets
Class O	$ 183,268.01
Class N	136,926.63
	$ 320,194

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,842,480 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services include payments of certain expenses on behalf of the fund totaling $839,359 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $975.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2003	2002
From net investment income
Class O	$ 26,474,906	$ 37,197,781
Class N	33,008	21,275
Total	$ 26,507,914	$ 37,219,056

Annual Report

Notes to Financial Statements - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2003	2002	2003	2002
Class O
Shares sold	8,477,152	9,465,650	$ 86,266,760	$ 112,461,153
Reinvestment of distributions	2,203,012	2,462,423	21,743,732	30,878,644
Shares redeemed	(23,642,752)	(28,877,985)	(241,397,881)	(342,714,783)
Net increase (decrease)	(12,962,588)	(16,949,912)	$ (133,387,389)	$ (199,374,986)
Class N
Shares sold	1,600,255	879,062	$ 16,168,446	$ 10,105,517
Reinvestment of distributions	2,774	1,540	27,078	19,130
Shares redeemed	(100,739)	(75,452)	(1,025,052)	(872,612)
Net increase (decrease)	1,502,290	805,150	$ 15,170,472	$ 9,252,035

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny I:

We have audited the accompanying statement of assets and liabilities of Destiny I (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny I as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny I. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Destiny I. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Karen Firestone (47)

Year of Election or Appointment: 2000

Vice President of Destiny I. Ms. Firestone is also Vice President of other funds advised by FMR. Prior to assuming her current responsibilities, Ms. Firestone managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Destiny I. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny I. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Destiny I. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny I. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny I. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny I. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny I. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny I. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny I. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following fund qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny I - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle logo) Printed on recycled paper	DESIN-UPROANN-1103
1.791861.100

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny II - Class O

Shareholder Update

(Pages I - VI)

September 30, 2003

Prospectus (Pages F-1 - F-18)

November 29, 2003

Annual Report

(Pages A-1 - A-24)

September 30, 2003

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Report	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a class' total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class O	20.45%	2.65%	10.46%
$50/month 15-Year Plan	-42.42%	-1.05%	9.01%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class O on September 30, 1993. The chart shows how the value of your investment would have changed, and also shows how the S&P® 500 Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class O

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity Destiny® II

Rising corporate profits, the quick resolution of the war against Iraq and improving sentiment toward the economy were instrumental in fueling a broad-based rally in the U.S. equity markets during the 12-month period ending September 30, 2003. The equity markets' solid performance was most notable for its breadth, as four of the most-followed indexes rose sharply. Leading the way were technology and biotechnology stocks - two groups that by and large had been punished the most severely during the markets' extended decline from 2000 through the first quarter of 2003. During the past year, however, the solid returns of stocks in these two groups helped buoy the NASDAQ Composite® Index to a gain of 53.15%. Meanwhile, the large-cap-oriented Standard & Poor's 500SM Index rose 24.40%, while the blue-chips' Dow Jones Industrial AverageSM advanced 24.99%. Investors also had a penchant for small-cap stocks. The Russell 2000® Index, a commonly used benchmark for small-cap stock performance, gained 36.50%.

For the 12 months ending September 30, 2003, the fund's Class O shares gained 20.45%, falling short of the S&P 500, as well as the LipperSM Growth Funds Average, which returned 23.61%. Underweighting the red-hot technology sector hurt us, as did overweighting the health care and energy sectors. Additionally, the fund's average cash position of 12.55% was a drag on performance. Tyco International made the largest contribution both in absolute terms and compared with the index. Improvement in the company's electronics business and growing confidence in recent senior management changes helped the stock. Telecom equipment holding CIENA was another contributor, as I bought the stock near its recent lows and it subsequently rose. Detractors included defense stocks Lockheed Martin and Northrop Grumman, which fell as investors chased more glamorous stocks in the tech sector. Meanwhile, pharmaceutical giant Johnson & Johnson was hurt by news of rival Boston Scientific's approval to sell drug-coated stents in Europe.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of September 30, 2003	as of March 31, 2003
Merck & Co., Inc.	Microsoft Corp.
Johnson & Johnson	Verizon Communications, Inc.
Microsoft Corp.	Johnson & Johnson
Procter & Gamble Co.	Tyco International Ltd.
Tyco International Ltd.	Merck & Co., Inc.
SBC Communications, Inc.	Northrop Grumman Corp.
Berkshire Hathaway, Inc.	Lockheed Martin Corp.
Verizon Communications, Inc.	BJ Services Co.
Lockheed Martin Corp.	Fifth Third Bancorp
3M Co.	Burlington Resources, Inc.
Top Five Market Sectors
as of September 30, 2003	% of fund's net assets	as of March 31, 2003	% of fund's net assets
Health Care	22.8%	Health Care	18.8%
Industrials	19.4%	Energy	18.4%
Information Technology	11.8%	Industrials	16.1%
Energy	8.1%	Information Technology	12.1%
Telecommunication Services	7.8%	Materials	8.4%

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.2%
Gentex Corp.	250,400	$ 8,723,936
Automobiles - 0.4%
Monaco Coach Corp. (a)	443,350	7,337,443
Winnebago Industries, Inc.	227,700	10,150,866
		17,488,309
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	2,372,200	55,841,588
Shuffle Master, Inc. (a)	308,785	8,392,776
		64,234,364
Household Durables - 0.2%
Garmin Ltd.	185,738	7,778,707
Sharp Corp.	171,000	2,508,164
		10,286,871
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	21,700	1,049,412
Media - 1.5%
AOL Time Warner, Inc. (a)	7,700	116,347
Comcast Corp. Class A (special) (a)	1,519	44,871
General Motors Corp. Class H (a)	592,660	8,480,965
Pixar (a)	494,500	32,913,920
Viacom, Inc. Class B (non-vtg.)	397,930	15,240,719
Walt Disney Co.	783,200	15,797,144
		72,593,966
Multiline Retail - 0.2%
Nordstrom, Inc.	283,800	7,041,078
Specialty Retail - 1.3%
Monro Muffler Brake, Inc. (a)	149,800	4,434,080
PETsMART, Inc.	1,157,600	26,277,520
Staples, Inc. (a)	1,395,600	33,145,500
		63,857,100
Textiles Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	410,600	24,972,692
TOTAL CONSUMER DISCRETIONARY		270,247,728
CONSUMER STAPLES - 6.1%
Beverages - 1.0%
The Coca-Cola Co.	1,121,600	48,183,936
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	84,200	4,702,570
Household Products - 5.0%
Procter & Gamble Co.	2,551,600	236,839,512
TOTAL CONSUMER STAPLES		289,726,018
ENERGY - 7.8%
Energy Equipment & Services - 2.0%
BJ Services Co. (a)	604,298	20,648,863

	Shares	Value (Note 1)
ENSCO International, Inc.	146,700	$ 3,934,494
Pride International, Inc. (a)	780,919	13,236,577
Rowan Companies, Inc. (a)	785,097	19,297,684
Schlumberger Ltd. (NY Shares)	400,300	19,374,520
Weatherford International Ltd. (a)	502,974	19,002,358
		95,494,496
Oil & Gas - 5.8%
Apache Corp.	918,210	63,668,681
BP PLC sponsored ADR	1,161,000	48,878,100
Burlington Resources, Inc.	248,300	11,968,060
Chesapeake Energy Corp.	857,700	9,246,006
Lukoil Oil Co. sponsored ADR	408,400	33,407,120
Murphy Oil Corp.	203,700	11,967,375
Stelmar Shipping Ltd. (a)	705,800	12,351,500
Teekay Shipping Corp.	508,600	21,513,780
Tsakos Energy Navigation Ltd.	193,800	2,771,340
YUKOS Corp. sponsored ADR	1,003,275	62,203,050
		277,975,012
TOTAL ENERGY		373,469,508
FINANCIALS - 6.0%
Capital Markets - 0.1%
Charles Schwab Corp.	198,600	2,365,326
Goldman Sachs Group, Inc.	4,200	352,380
Morgan Stanley	40,150	2,025,969
		4,743,675
Commercial Banks - 0.6%
Bank of America Corp.	308,200	24,051,928
Fifth Third Bancorp	16,200	898,614
State Bank of India	69,300	685,561
		25,636,103
Consumer Finance - 1.8%
SLM Corp.	2,223,200	86,615,872
Diversified Financial Services - 0.4%
Citigroup, Inc.	9,400	427,794
Moody's Corp.	340,300	18,706,291
		19,134,085
Insurance - 3.1%
American International Group, Inc.	1,400	80,780
Berkshire Hathaway, Inc.:
Class A (a)	958	71,850,000
Class B (a)	30,822	76,931,712
		148,862,492
TOTAL FINANCIALS		284,992,227
HEALTH CARE - 22.8%
Biotechnology - 0.5%
Amgen, Inc. (a)	21,417	1,382,896
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	711,400	$ 20,089,936
Geneprot, Inc. (d)	255,000	892,500
		22,365,332
Health Care Equipment & Supplies - 2.6%
Biomet, Inc.	2,890,987	97,166,073
Medtronic, Inc.	159,300	7,474,356
St. Jude Medical, Inc. (a)	394,400	21,206,888
		125,847,317
Pharmaceuticals - 19.7%
Abbott Laboratories	2,136,740	90,918,287
AstraZeneca PLC sponsored ADR	1,825,900	79,244,060
Barr Laboratories, Inc. (a)	708,450	48,323,375
Biovail Corp. (a)	248,300	9,247,073
Johnson & Johnson	6,305,985	312,272,377
Merck & Co., Inc.	6,297,000	318,754,139
Novartis AG sponsored ADR	2,099,300	81,536,812
Pfizer, Inc.	6,600	200,508
		940,496,631
TOTAL HEALTH CARE		1,088,709,280
INDUSTRIALS - 19.4%
Aerospace & Defense - 4.9%
Goodrich Corp.	300	7,272
Lockheed Martin Corp.	2,686,800	123,995,820
Northrop Grumman Corp.	1,263,200	108,913,104
		232,916,196
Air Freight & Logistics - 0.6%
CNF, Inc.	590,500	18,925,525
United Parcel Service, Inc. Class B	142,200	9,072,360
		27,997,885
Commercial Services & Supplies - 0.4%
Robert Half International, Inc. (a)	992,400	19,351,800
Construction & Engineering - 0.4%
Granite Construction, Inc.	1,189,700	22,223,596
Electrical Equipment - 0.7%
American Power Conversion Corp.	1,934,400	33,155,616
Industrial Conglomerates - 7.4%
3M Co.	1,767,700	122,095,039
General Electric Co.	32,500	968,825
Tyco International Ltd.	11,289,600	230,646,528
		353,710,392
Machinery - 5.0%
AGCO Corp. (a)	131,900	2,260,766
Caterpillar, Inc.	1,111,400	76,508,776
Cummins, Inc.	245,100	10,889,793
Ingersoll-Rand Co. Ltd. Class A	1,322,000	70,647,680
ITT Industries, Inc.	1,150,600	68,851,904

	Shares	Value (Note 1)
Manitowoc Co., Inc.	212,500	$ 4,609,125
Navistar International Corp. (a)	104,700	3,903,216
		237,671,260
Road & Rail - 0.0%
Union Pacific Corp.	4,700	273,399
TOTAL INDUSTRIALS		927,300,144
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.1%
Alcatel SA sponsored ADR (a)	203,900	2,412,137
CIENA Corp. (a)	200,800	1,186,728
Cisco Systems, Inc. (a)	96,500	1,885,610
QUALCOMM, Inc.	1,300	54,132
		5,538,607
Computers & Peripherals - 2.1%
Advanced Digital Information Corp. (a)	935,900	13,121,318
Dell, Inc. (a)	144,600	4,828,194
Diebold, Inc.	109,800	5,561,370
EMC Corp. (a)	4,100	51,783
Hutchinson Technology, Inc. (a)	28,500	943,350
International Business Machines Corp.	900	79,497
Seagate Technology	1,650,200	44,885,440
Western Digital Corp. (a)	2,426,300	31,275,007
		100,745,959
Electronic Equipment & Instruments - 0.0%
Solectron Corp. (a)	120,100	702,585
Internet Software & Services - 0.0%
Yahoo!, Inc. (a)	13,000	459,940
IT Services - 2.7%
Anteon International Corp. (a)	329,399	10,079,609
Computer Sciences Corp. (a)	934,800	35,120,436
Infosys Technologies Ltd.	543,032	53,817,861
ManTech International Corp. Class A (a)	502,210	12,494,985
Satyam Computer Services Ltd.	2,580,400	14,357,538
		125,870,429
Semiconductors & Semiconductor Equipment - 0.1%
Agere Systems, Inc. Class B (a)	25,700	74,273
GlobespanVirata, Inc. (a)	640,400	4,623,688
Linear Technology Corp.	4,400	157,564
Samsung Electronics Co. Ltd.	880	300,226
Texas Instruments, Inc.	6,300	143,640
United Microelectronics Corp. sponsored ADR (a)	11,129	50,192
Xilinx, Inc. (a)	1,000	28,510
		5,378,093
Software - 6.8%
Autodesk, Inc.	1,275,008	21,700,636
I-Flex Solutions Ltd.	496,136	8,448,441
Microsoft Corp.	10,182,040	282,958,892
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	200	$ 6,082
Symantec Corp. (a)	189,900	11,967,498
		325,081,549
TOTAL INFORMATION TECHNOLOGY		563,777,162
MATERIALS - 2.1%
Chemicals - 0.1%
Dow Chemical Co.	2,300	74,842
Nitto Denko Corp.	60,100	2,604,136
		2,678,978
Construction Materials - 0.5%
CRH PLC	1,280,300	22,879,960
Metals & Mining - 1.5%
Arch Coal, Inc.	381,400	8,470,894
Freeport-McMoRan Copper & Gold, Inc. Class B	518,600	17,165,660
Newmont Mining Corp. Holding Co.	330,020	12,900,482
Nucor Corp.	94,100	4,317,308
Peabody Energy Corp.	433,600	13,602,032
Phelps Dodge Corp. (a)	367,500	17,199,000
		73,655,376
TOTAL MATERIALS		99,214,314
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 7.2%
SBC Communications, Inc.	9,698,400	215,789,400
Verizon Communications, Inc.	3,952,600	128,222,344
		344,011,744
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	1,472,800	29,824,200
TOTAL TELECOMMUNICATION SERVICES		373,835,944
TOTAL COMMON STOCKS (Cost $4,234,011,009)		4,271,272,325
Convertible Preferred Stocks - 0.3%

ENERGY - 0.3%
Oil & Gas - 0.3%
Chesapeake Energy Corp. 6.00% (c)	194,800	11,968,025
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (d)	27,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,899,116)		11,968,025
Money Market Funds - 9.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b) (Cost $471,554,531)	471,554,531	$ 471,554,531
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 9/30/03 due 10/1/03) (Cost $4,693,000)	$ 4,693,124	4,693,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,722,157,656)		4,759,487,881
NET OTHER ASSETS - 0.2%		11,871,427
NET ASSETS - 100%		$ 4,771,359,308
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,968,025 or 0.3% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,721,731,213 and $13,674,005,029, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,506,959 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
United Kingdom	3.3
Russia	2.0
Switzerland	1.7
India	1.6
Cayman Islands	1.1
Others (individually less than 1%)	2.2
100.0%
Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $463,022,000 of which $351,334,000 and $111,688,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $18,925,072 and repurchase agreements of $4,693,000) (cost $4,722,157,656) - See accompanying schedule		$ 4,759,487,881
Cash		330
Receivable for investments sold		212,277,661
Receivable for fund shares sold		56,850
Dividends receivable		3,819,891
Interest receivable		622,618
Other receivables		886,387
Total assets		4,977,151,618

Liabilities
Payable for investments purchased	$ 178,447,778
Payable for fund shares redeemed	717,504
Accrued management fee	2,357,599
Distribution fees payable	29,070
Other payables and accrued expenses	4,629,459
Collateral on securities loaned, at value	19,610,900
Total liabilities		205,792,310

Net Assets		$ 4,771,359,308
Net Assets consist of:
Paid in capital		$ 5,212,552,541
Undistributed net investment income		21,165,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(495,260,482)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,901,866
Net Assets		$ 4,771,359,308
Class O: Net Asset Value, offering price and redemption price per share ($4,633,668,239 ÷ 462,492,651 shares)		$ 10.02

Class N: Net Asset Value, offering price and redemption price per share ($137,691,069 ÷ 14,030,630 shares)		$ 9.81

Statement of Operations

	Year ended September 30, 2003

Investment Income
Dividends		$ 52,017,284
Interest		8,945,574
Security lending		395,412
Total income		61,358,270

Expenses
Management fee	$ 26,023,329
Transfer agent fees	832,391
Distribution fees	259,601
Accounting and security lending fees	692,036
Non-interested trustees' compensation	17,913
Depreciation in deferred trustee compensation account	(2,096)
Custodian fees and expenses	224,128
Registration fees	30,276
Audit	57,551
Legal	21,757
Miscellaneous	301,214
Total expenses before reductions	28,458,100
Expense reductions	(5,251,348)	23,206,752
Net investment income (loss)		38,151,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(941,505) on sales of investments in affiliated issuers)	412,046,728
Foreign currency transactions	(149,143)
Futures contracts	18,628,386
Total net realized gain (loss)		430,525,971
Change in net unrealized appreciation (depreciation) on: Investment securities	328,124,753
Assets and liabilities in foreign currencies	5,575
Total change in net unrealized appreciation (depreciation)		328,130,328
Net gain (loss)		758,656,299
Net increase (decrease) in net assets resulting from operations		$ 796,807,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,151,518	$ 39,710,482
Net realized gain (loss)	430,525,971	(535,167,118)
Change in net unrealized appreciation (depreciation)	328,130,328	(263,961,030)
Net increase (decrease) in net assets resulting from operations	796,807,817	(759,417,666)
Distributions to shareholders from net investment income	(41,311,246)	(44,925,020)
Share transactions - net increase (decrease)	138,203,166	119,888,685
Total increase (decrease) in net assets	893,699,737	(684,454,001)

Net Assets
Beginning of period	3,877,659,571	4,562,113,572
End of period (including undistributed net investment income of $21,165,383 and undistributed net investment income of $24,847,448, respectively)	$ 4,771,359,308	$ 3,877,659,571

Financial Highlights - Class O

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Income from Investment Operations
Net investment income (loss) C	.08	.09	.08	.06	.12
Net realized and unrealized gain (loss)	1.63	(1.73)	(4.19)	2.85	3.73
Total from investment operations	1.71	(1.64)	(4.11)	2.91	3.85
Distributions from net investment income	(.09)	(.10)	(.08)	(.11)	(.12)
Distributions from net realized gain	-	-	(1.80)	(1.43)	(3.04)
Total distributions	(.09)	(.10)	(1.88)	(1.54)	(3.16)
Net asset value, end of period	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Total ReturnA,B	20.45%	(16.39)%	(27.64)%	20.25%	30.06%
Ratios to Average Net Assets D
Expenses before expense reductions	.62%	.61%	.60%	.58%	.48%
Expenses net of voluntary waivers, if any	.62%	.61%	.60%	.58%	.48%
Expenses net of all reductions	.50%	.43%	.55%	.56%	.47%
Net investment income (loss)	.88%	.86%	.67%	.37%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303
Portfolio turnover rate	349%	326%	196%	113%	77%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.25	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) E	- H	- H	(.03)	(.08)	- H
Net realized and unrealized gain (loss)	1.59	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	1.59	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.03)	(.02)	-	(.10)	-
Distributions from net realized gain	-	-	(1.80)	(1.43)	-
Total distributions	(.03)	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total Return B,C,D	19.30%	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.49%	1.48%	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.49%	1.48%	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.37%	1.30%	1.44%	1.43%	1.33% A
Net investment income (loss)	-%	(.01)%	(.23)%	(.51)%	(.07)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,691	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	349%	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 175,471,169
Unrealized depreciation	(174,807,781)
Net unrealized appreciation (depreciation)	663,388
Undistributed ordinary income	21,165,383
Capital loss carryforward	(463,022,164)

Cost for federal income tax purposes	$ 4,758,824,493

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 41,311,246	$ 44,925,020

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual rate of .25% of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the total amount paid to FDC was $259,601. Certain of the amounts paid to FDC may be returned to Class N. During the period, $2,551 was returned to Class N.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

	Amount	% of Average Net Assets
Class O	$ 177,877.00
Class N	654,514.63
	$ 832,391

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,049,574 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,246,348 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,449.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2003	2002
From net investment income
Class O	$ 41,035,340	$ 44,833,224
Class N	275,906	91,796
Total	$ 41,311,246	$ 44,925,020

Annual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2003	2002	2003	2002
Class O
Shares sold	34,161,809	33,695,767	$ 321,358,479	$ 345,648,945
Reinvestment of distributions	4,063,279	3,811,421	37,382,497	41,013,817
Shares redeemed	(29,279,539)	(29,982,185)	(276,650,705)	(308,252,989)
Net increase (decrease)	8,945,549	7,525,003	$ 82,090,271	$ 78,409,773
Class N
Shares sold	6,624,763	4,444,212	$ 61,505,502	$ 44,577,018
Reinvestment of distributions	26,370	7,375	239,175	78,405
Shares redeemed	(603,431)	(318,568)	(5,631,782)	(3,176,511)
Net increase (decrease)	6,047,702	4,133,019	$ 56,112,895	$ 41,478,912

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alaska Air Group, Inc.	$ 1,882,673	$ 2,383,571	$ -	$ -
Knightsbridge Tankers Ltd.	1,527,770	1,716,172	-	-
Monaco Coach Corp.	12,447,115	18,090,577	-	-
StorageNetworks, Inc.	1,005,910	5,784,361	-	-
TOTALS	$ 16,863,468	$ 27,974,681	$ -	$ -

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny II. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Adam Hetnarski (39)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Destiny II. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following fund qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny II - Class O

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle logo) Printed on recycled paper	DESIIO-UPROANN-1103
1.791860.100

Fidelity

Destiny (registered trademark)

Portfolios:

Destiny II - Class N

Shareholder Update

(Pages I - VI)

September 30, 2003

Prospectus (Pages F-1 - F-18)

November 29, 2003

Annual Report

(Pages A-1 - A-24)

September 30, 2003

Contents

Annual Report

Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of the fund's performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Report	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines, call 1-800-433-0734 or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any bank or depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of a fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. During periods of reimbursement by Fidelity, a class' total return will be greater than it would be had the reimbursement not occurred. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2003	Past 1 year	Past 5 years	Past 10 years
Destiny® II: Class N	19.30%	1.74%	9.49%
$50/month 15-Year Plan	-40.35%	-0.38%	8.93%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Destiny® II: Class N on September 30, 1993. The chart shows how the value of your investment would have changed, and also shows how the S&P® 500 Index did over the same period.

Annual Report

Fidelity Destiny Portfolios: Destiny II: Class N

Management's Discussion of Fund Performance

Comments from Adam Hetnarski, Portfolio Manager of Fidelity Destiny® II

Rising corporate profits, the quick resolution of the war against Iraq and improving sentiment toward the economy were instrumental in fueling a broad-based rally in the U.S. equity markets during the 12-month period ending September 30, 2003. The equity markets' solid performance was most notable for its breadth, as four of the most-followed indexes rose sharply. Leading the way were technology and biotechnology stocks - two groups that by and large had been punished the most severely during the markets' extended decline from 2000 through the first quarter of 2003. During the past year, however, the solid returns of stocks in these two groups helped buoy the NASDAQ Composite® Index to a gain of 53.15%. Meanwhile, the large-cap-oriented Standard & Poor's 500SM Index rose 24.40%, while the blue-chips' Dow Jones Industrial AverageSM advanced 24.99%. Investors also had a penchant for small-cap stocks. The Russell 2000® Index, a commonly used benchmark for small-cap stock performance, gained 36.50%.

For the 12 months ending September 30, 2003, the fund's Class N shares gained 19.30%, falling short of the S&P 500, as well as the LipperSM Growth Funds Average, which returned 23.61%. Underweighting the red-hot technology sector hurt us, as did overweighting the health care and energy sectors. Additionally, the fund's average cash position of 12.55% was a drag on performance. Tyco International made the largest contribution both in absolute terms and compared with the index. Improvement in the company's electronics business and growing confidence in recent senior management changes helped the stock. Telecom equipment holding CIENA was another contributor, as I bought the stock near its recent lows and it subsequently rose. Detractors included defense stocks Lockheed Martin and Northrop Grumman, which fell as investors chased more glamorous stocks in the tech sector. Meanwhile, pharmaceutical giant Johnson & Johnson was hurt by news of rival Boston Scientific's approval to sell drug-coated stents in Europe.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investment Changes

Top Ten Equity Holdings
as of September 30, 2003	as of March 31, 2003
Merck & Co., Inc.	Microsoft Corp.
Johnson & Johnson	Verizon Communications, Inc.
Microsoft Corp.	Johnson & Johnson
Procter & Gamble Co.	Tyco International Ltd.
Tyco International Ltd.	Merck & Co., Inc.
SBC Communications, Inc.	Northrop Grumman Corp.
Berkshire Hathaway, Inc.	Lockheed Martin Corp.
Verizon Communications, Inc.	BJ Services Co.
Lockheed Martin Corp.	Fifth Third Bancorp
3M Co.	Burlington Resources, Inc.
Top Five Market Sectors
as of September 30, 2003	% of fund's net assets	as of March 31, 2003	% of fund's net assets
Health Care	22.8%	Health Care	18.8%
Industrials	19.4%	Energy	18.4%
Information Technology	11.8%	Industrials	16.1%
Energy	8.1%	Information Technology	12.1%
Telecommunication Services	7.8%	Materials	8.4%

Annual Report

Fidelity Destiny Portfolios: Destiny II

Investments September 30, 2003

Showing Percentage of Net Assets

Common Stocks - 89.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 5.7%
Auto Components - 0.2%
Gentex Corp.	250,400	$ 8,723,936
Automobiles - 0.4%
Monaco Coach Corp. (a)	443,350	7,337,443
Winnebago Industries, Inc.	227,700	10,150,866
		17,488,309
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp.	2,372,200	55,841,588
Shuffle Master, Inc. (a)	308,785	8,392,776
		64,234,364
Household Durables - 0.2%
Garmin Ltd.	185,738	7,778,707
Sharp Corp.	171,000	2,508,164
		10,286,871
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. (a)	21,700	1,049,412
Media - 1.5%
AOL Time Warner, Inc. (a)	7,700	116,347
Comcast Corp. Class A (special) (a)	1,519	44,871
General Motors Corp. Class H (a)	592,660	8,480,965
Pixar (a)	494,500	32,913,920
Viacom, Inc. Class B (non-vtg.)	397,930	15,240,719
Walt Disney Co.	783,200	15,797,144
		72,593,966
Multiline Retail - 0.2%
Nordstrom, Inc.	283,800	7,041,078
Specialty Retail - 1.3%
Monro Muffler Brake, Inc. (a)	149,800	4,434,080
PETsMART, Inc.	1,157,600	26,277,520
Staples, Inc. (a)	1,395,600	33,145,500
		63,857,100
Textiles Apparel & Luxury Goods - 0.5%
NIKE, Inc. Class B	410,600	24,972,692
TOTAL CONSUMER DISCRETIONARY		270,247,728
CONSUMER STAPLES - 6.1%
Beverages - 1.0%
The Coca-Cola Co.	1,121,600	48,183,936
Food & Staples Retailing - 0.1%
Wal-Mart Stores, Inc.	84,200	4,702,570
Household Products - 5.0%
Procter & Gamble Co.	2,551,600	236,839,512
TOTAL CONSUMER STAPLES		289,726,018
ENERGY - 7.8%
Energy Equipment & Services - 2.0%
BJ Services Co. (a)	604,298	20,648,863

	Shares	Value (Note 1)
ENSCO International, Inc.	146,700	$ 3,934,494
Pride International, Inc. (a)	780,919	13,236,577
Rowan Companies, Inc. (a)	785,097	19,297,684
Schlumberger Ltd. (NY Shares)	400,300	19,374,520
Weatherford International Ltd. (a)	502,974	19,002,358
		95,494,496
Oil & Gas - 5.8%
Apache Corp.	918,210	63,668,681
BP PLC sponsored ADR	1,161,000	48,878,100
Burlington Resources, Inc.	248,300	11,968,060
Chesapeake Energy Corp.	857,700	9,246,006
Lukoil Oil Co. sponsored ADR	408,400	33,407,120
Murphy Oil Corp.	203,700	11,967,375
Stelmar Shipping Ltd. (a)	705,800	12,351,500
Teekay Shipping Corp.	508,600	21,513,780
Tsakos Energy Navigation Ltd.	193,800	2,771,340
YUKOS Corp. sponsored ADR	1,003,275	62,203,050
		277,975,012
TOTAL ENERGY		373,469,508
FINANCIALS - 6.0%
Capital Markets - 0.1%
Charles Schwab Corp.	198,600	2,365,326
Goldman Sachs Group, Inc.	4,200	352,380
Morgan Stanley	40,150	2,025,969
		4,743,675
Commercial Banks - 0.6%
Bank of America Corp.	308,200	24,051,928
Fifth Third Bancorp	16,200	898,614
State Bank of India	69,300	685,561
		25,636,103
Consumer Finance - 1.8%
SLM Corp.	2,223,200	86,615,872
Diversified Financial Services - 0.4%
Citigroup, Inc.	9,400	427,794
Moody's Corp.	340,300	18,706,291
		19,134,085
Insurance - 3.1%
American International Group, Inc.	1,400	80,780
Berkshire Hathaway, Inc.:
Class A (a)	958	71,850,000
Class B (a)	30,822	76,931,712
		148,862,492
TOTAL FINANCIALS		284,992,227
HEALTH CARE - 22.8%
Biotechnology - 0.5%
Amgen, Inc. (a)	21,417	1,382,896
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	711,400	$ 20,089,936
Geneprot, Inc. (d)	255,000	892,500
		22,365,332
Health Care Equipment & Supplies - 2.6%
Biomet, Inc.	2,890,987	97,166,073
Medtronic, Inc.	159,300	7,474,356
St. Jude Medical, Inc. (a)	394,400	21,206,888
		125,847,317
Pharmaceuticals - 19.7%
Abbott Laboratories	2,136,740	90,918,287
AstraZeneca PLC sponsored ADR	1,825,900	79,244,060
Barr Laboratories, Inc. (a)	708,450	48,323,375
Biovail Corp. (a)	248,300	9,247,073
Johnson & Johnson	6,305,985	312,272,377
Merck & Co., Inc.	6,297,000	318,754,139
Novartis AG sponsored ADR	2,099,300	81,536,812
Pfizer, Inc.	6,600	200,508
		940,496,631
TOTAL HEALTH CARE		1,088,709,280
INDUSTRIALS - 19.4%
Aerospace & Defense - 4.9%
Goodrich Corp.	300	7,272
Lockheed Martin Corp.	2,686,800	123,995,820
Northrop Grumman Corp.	1,263,200	108,913,104
		232,916,196
Air Freight & Logistics - 0.6%
CNF, Inc.	590,500	18,925,525
United Parcel Service, Inc. Class B	142,200	9,072,360
		27,997,885
Commercial Services & Supplies - 0.4%
Robert Half International, Inc. (a)	992,400	19,351,800
Construction & Engineering - 0.4%
Granite Construction, Inc.	1,189,700	22,223,596
Electrical Equipment - 0.7%
American Power Conversion Corp.	1,934,400	33,155,616
Industrial Conglomerates - 7.4%
3M Co.	1,767,700	122,095,039
General Electric Co.	32,500	968,825
Tyco International Ltd.	11,289,600	230,646,528
		353,710,392
Machinery - 5.0%
AGCO Corp. (a)	131,900	2,260,766
Caterpillar, Inc.	1,111,400	76,508,776
Cummins, Inc.	245,100	10,889,793
Ingersoll-Rand Co. Ltd. Class A	1,322,000	70,647,680
ITT Industries, Inc.	1,150,600	68,851,904

	Shares	Value (Note 1)
Manitowoc Co., Inc.	212,500	$ 4,609,125
Navistar International Corp. (a)	104,700	3,903,216
		237,671,260
Road & Rail - 0.0%
Union Pacific Corp.	4,700	273,399
TOTAL INDUSTRIALS		927,300,144
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.1%
Alcatel SA sponsored ADR (a)	203,900	2,412,137
CIENA Corp. (a)	200,800	1,186,728
Cisco Systems, Inc. (a)	96,500	1,885,610
QUALCOMM, Inc.	1,300	54,132
		5,538,607
Computers & Peripherals - 2.1%
Advanced Digital Information Corp. (a)	935,900	13,121,318
Dell, Inc. (a)	144,600	4,828,194
Diebold, Inc.	109,800	5,561,370
EMC Corp. (a)	4,100	51,783
Hutchinson Technology, Inc. (a)	28,500	943,350
International Business Machines Corp.	900	79,497
Seagate Technology	1,650,200	44,885,440
Western Digital Corp. (a)	2,426,300	31,275,007
		100,745,959
Electronic Equipment & Instruments - 0.0%
Solectron Corp. (a)	120,100	702,585
Internet Software & Services - 0.0%
Yahoo!, Inc. (a)	13,000	459,940
IT Services - 2.7%
Anteon International Corp. (a)	329,399	10,079,609
Computer Sciences Corp. (a)	934,800	35,120,436
Infosys Technologies Ltd.	543,032	53,817,861
ManTech International Corp. Class A (a)	502,210	12,494,985
Satyam Computer Services Ltd.	2,580,400	14,357,538
		125,870,429
Semiconductors & Semiconductor Equipment - 0.1%
Agere Systems, Inc. Class B (a)	25,700	74,273
GlobespanVirata, Inc. (a)	640,400	4,623,688
Linear Technology Corp.	4,400	157,564
Samsung Electronics Co. Ltd.	880	300,226
Texas Instruments, Inc.	6,300	143,640
United Microelectronics Corp. sponsored ADR (a)	11,129	50,192
Xilinx, Inc. (a)	1,000	28,510
		5,378,093
Software - 6.8%
Autodesk, Inc.	1,275,008	21,700,636
I-Flex Solutions Ltd.	496,136	8,448,441
Microsoft Corp.	10,182,040	282,958,892
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG sponsored ADR	200	$ 6,082
Symantec Corp. (a)	189,900	11,967,498
		325,081,549
TOTAL INFORMATION TECHNOLOGY		563,777,162
MATERIALS - 2.1%
Chemicals - 0.1%
Dow Chemical Co.	2,300	74,842
Nitto Denko Corp.	60,100	2,604,136
		2,678,978
Construction Materials - 0.5%
CRH PLC	1,280,300	22,879,960
Metals & Mining - 1.5%
Arch Coal, Inc.	381,400	8,470,894
Freeport-McMoRan Copper & Gold, Inc. Class B	518,600	17,165,660
Newmont Mining Corp. Holding Co.	330,020	12,900,482
Nucor Corp.	94,100	4,317,308
Peabody Energy Corp.	433,600	13,602,032
Phelps Dodge Corp. (a)	367,500	17,199,000
		73,655,376
TOTAL MATERIALS		99,214,314
TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 7.2%
SBC Communications, Inc.	9,698,400	215,789,400
Verizon Communications, Inc.	3,952,600	128,222,344
		344,011,744
Wireless Telecommunication Services - 0.6%
Vodafone Group PLC sponsored ADR	1,472,800	29,824,200
TOTAL TELECOMMUNICATION SERVICES		373,835,944
TOTAL COMMON STOCKS (Cost $4,234,011,009)		4,271,272,325
Convertible Preferred Stocks - 0.3%

ENERGY - 0.3%
Oil & Gas - 0.3%
Chesapeake Energy Corp. 6.00% (c)	194,800	11,968,025
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (d)	27,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $11,899,116)		11,968,025
Money Market Funds - 9.9%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 1.12% (b) (Cost $471,554,531)	471,554,531	$ 471,554,531
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 0.95%, dated 9/30/03 due 10/1/03) (Cost $4,693,000)	$ 4,693,124	4,693,000
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $4,722,157,656)		4,759,487,881
NET OTHER ASSETS - 0.2%		11,871,427
NET ASSETS - 100%		$ 4,771,359,308
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,968,025 or 0.3% of net assets.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc.	7/7/00	$ 1,402,500
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $13,721,731,213 and $13,674,005,029, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,506,959 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.1%
United Kingdom	3.3
Russia	2.0
Switzerland	1.7
India	1.6
Cayman Islands	1.1
Others (individually less than 1%)	2.2
100.0%
Income Tax Information
At September 30, 2003, the fund had a capital loss carryforward of approximately $463,022,000 of which $351,334,000 and $111,688,000 will expire on September 30, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II

Financial Statements

Statement of Assets and Liabilities

	September 30, 2003

Assets
Investment in securities, at value (including securities loaned of $18,925,072 and repurchase agreements of $4,693,000) (cost $4,722,157,656) - See accompanying schedule		$ 4,759,487,881
Cash		330
Receivable for investments sold		212,277,661
Receivable for fund shares sold		56,850
Dividends receivable		3,819,891
Interest receivable		622,618
Other receivables		886,387
Total assets		4,977,151,618

Liabilities
Payable for investments purchased	$ 178,447,778
Payable for fund shares redeemed	717,504
Accrued management fee	2,357,599
Distribution fees payable	29,070
Other payables and accrued expenses	4,629,459
Collateral on securities loaned, at value	19,610,900
Total liabilities		205,792,310

Net Assets		$ 4,771,359,308
Net Assets consist of:
Paid in capital		$ 5,212,552,541
Undistributed net investment income		21,165,383
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(495,260,482)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		32,901,866
Net Assets		$ 4,771,359,308
Class O: Net Asset Value, offering price and redemption price per share ($4,633,668,239 ÷ 462,492,651 shares)		$ 10.02

Class N: Net Asset Value, offering price and redemption price per share ($137,691,069 ÷ 14,030,630 shares)		$ 9.81

Statement of Operations

	Year ended September 30, 2003

Investment Income
Dividends		$ 52,017,284
Interest		8,945,574
Security lending		395,412
Total income		61,358,270

Expenses
Management fee	$ 26,023,329
Transfer agent fees	832,391
Distribution fees	259,601
Accounting and security lending fees	692,036
Non-interested trustees' compensation	17,913
Depreciation in deferred trustee compensation account	(2,096)
Custodian fees and expenses	224,128
Registration fees	30,276
Audit	57,551
Legal	21,757
Miscellaneous	301,214
Total expenses before reductions	28,458,100
Expense reductions	(5,251,348)	23,206,752
Net investment income (loss)		38,151,518
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(941,505) on sales of investments in affiliated issuers)	412,046,728
Foreign currency transactions	(149,143)
Futures contracts	18,628,386
Total net realized gain (loss)		430,525,971
Change in net unrealized appreciation (depreciation) on: Investment securities	328,124,753
Assets and liabilities in foreign currencies	5,575
Total change in net unrealized appreciation (depreciation)		328,130,328
Net gain (loss)		758,656,299
Net increase (decrease) in net assets resulting from operations		$ 796,807,817

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Destiny Portfolios: Destiny II
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2003	Year ended September 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,151,518	$ 39,710,482
Net realized gain (loss)	430,525,971	(535,167,118)
Change in net unrealized appreciation (depreciation)	328,130,328	(263,961,030)
Net increase (decrease) in net assets resulting from operations	796,807,817	(759,417,666)
Distributions to shareholders from net investment income	(41,311,246)	(44,925,020)
Share transactions - net increase (decrease)	138,203,166	119,888,685
Total increase (decrease) in net assets	893,699,737	(684,454,001)

Net Assets
Beginning of period	3,877,659,571	4,562,113,572
End of period (including undistributed net investment income of $21,165,383 and undistributed net investment income of $24,847,448, respectively)	$ 4,771,359,308	$ 3,877,659,571

Financial Highlights - Class O

Years ended September 30,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 8.40	$ 10.14	$ 16.13	$ 14.76	$ 14.07
Income from Investment Operations
Net investment income (loss) C	.08	.09	.08	.06	.12
Net realized and unrealized gain (loss)	1.63	(1.73)	(4.19)	2.85	3.73
Total from investment operations	1.71	(1.64)	(4.11)	2.91	3.85
Distributions from net investment income	(.09)	(.10)	(.08)	(.11)	(.12)
Distributions from net realized gain	-	-	(1.80)	(1.43)	(3.04)
Total distributions	(.09)	(.10)	(1.88)	(1.54)	(3.16)
Net asset value, end of period	$ 10.02	$ 8.40	$ 10.14	$ 16.13	$ 14.76
Total ReturnA,B	20.45%	(16.39)%	(27.64)%	20.25%	30.06%
Ratios to Average Net Assets D
Expenses before expense reductions	.62%	.61%	.60%	.58%	.48%
Expenses net of voluntary waivers, if any	.62%	.61%	.60%	.58%	.48%
Expenses net of all reductions	.50%	.43%	.55%	.56%	.47%
Net investment income (loss)	.88%	.86%	.67%	.37%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,633,668	$ 3,811,815	$ 4,523,725	$ 6,242,943	$ 5,226,303
Portfolio turnover rate	349%	326%	196%	113%	77%

A Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class N

Years ended September 30,	2003	2002	2001	2000	1999 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.25	$ 9.97	$ 15.94	$ 14.72	$ 15.35
Income from Investment Operations
Net investment income (loss) E	- H	- H	(.03)	(.08)	- H
Net realized and unrealized gain (loss)	1.59	(1.70)	(4.14)	2.83	(.63)
Total from investment operations	1.59	(1.70)	(4.17)	2.75	(.63)
Distributions from net investment income	(.03)	(.02)	-	(.10)	-
Distributions from net realized gain	-	-	(1.80)	(1.43)	-
Total distributions	(.03)	(.02)	(1.80)	(1.53)	-
Net asset value, end of period	$ 9.81	$ 8.25	$ 9.97	$ 15.94	$ 14.72
Total Return B,C,D	19.30%	(17.10)%	(28.32)%	19.13%	(4.10)%
Ratios to Average Net Assets G
Expenses before expense reductions	1.49%	1.48%	1.50%	1.45%	1.35% A
Expenses net of voluntary waivers, if any	1.49%	1.48%	1.50%	1.45%	1.35% A
Expenses net of all reductions	1.37%	1.30%	1.44%	1.43%	1.33% A
Net investment income (loss)	-%	(.01)%	(.23)%	(.51)%	(.07)%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 137,691	$ 65,844	$ 38,389	$ 19,225	$ 1,524
Portfolio turnover rate	349%	326%	196%	113%	77%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effects of the separate sales charge and other fees assessed through Fidelity Systematic Investment Plans.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F For the period April 30, 1999 (commencement of sale of shares) to September 30, 1999.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2003

1. Significant Accounting Policies.

Destiny II (the fund) is a fund of Fidelity Destiny Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 act), as an open-end management investment company organized as a Massachusetts business trust. The fund is authorized to issue an unlimited number of shares.

The fund offers two classes of shares, Class O and Class N, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the funds, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of each fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. Shares of the fund are offered to the general public through Fidelity Systematic Investment Plans: Destiny Plans II, a unit investment trust with two series.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income dividends and capital gain distributions are declared separately for each class. Distributions are recorded on the ex-dividend date.

Annual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, non-taxable dividends, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 175,471,169
Unrealized depreciation	(174,807,781)
Net unrealized appreciation (depreciation)	663,388
Undistributed ordinary income	21,165,383
Capital loss carryforward	(463,022,164)

Cost for federal income tax purposes	$ 4,758,824,493

The tax character of distributions paid was as follows:

	September 30, 2003	September 30, 2002
Ordinary Income	$ 41,311,246	$ 44,925,020

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .58% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted a Distribution and Service Plan for Class N. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, service fees based on an annual rate of .25% of Class N's average net assets. In addition, FDC may pay financial intermediaries for providing shareholder support services. For the period, the total amount paid to FDC was $259,601. Certain of the amounts paid to FDC may be returned to Class N. During the period, $2,551 was returned to Class N.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the funds. For Class O non-Destiny Plan accounts, FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC does not receive a fee for Class O Destiny Plan accounts. For Class N, FSC receives a fee based on monthly Plan payment amounts or per transaction that may not exceed an annual rate of .63% of the Class N shares' monthly average net assets. In addition, FSC pays for typesetting, printing, and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FSC:

	Amount	% of Average Net Assets
Class O	$ 177,877.00
Class N	654,514.63
	$ 832,391

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $8,049,574 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $5,246,348 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $2,449.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended September 30,
	2003	2002
From net investment income
Class O	$ 41,035,340	$ 44,833,224
Class N	275,906	91,796
Total	$ 41,311,246	$ 44,925,020

Annual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended September 30,		Years ended September 30,
	2003	2002	2003	2002
Class O
Shares sold	34,161,809	33,695,767	$ 321,358,479	$ 345,648,945
Reinvestment of distributions	4,063,279	3,811,421	37,382,497	41,013,817
Shares redeemed	(29,279,539)	(29,982,185)	(276,650,705)	(308,252,989)
Net increase (decrease)	8,945,549	7,525,003	$ 82,090,271	$ 78,409,773
Class N
Shares sold	6,624,763	4,444,212	$ 61,505,502	$ 44,577,018
Reinvestment of distributions	26,370	7,375	239,175	78,405
Shares redeemed	(603,431)	(318,568)	(5,631,782)	(3,176,511)
Net increase (decrease)	6,047,702	4,133,019	$ 56,112,895	$ 41,478,912

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Alaska Air Group, Inc.	$ 1,882,673	$ 2,383,571	$ -	$ -
Knightsbridge Tankers Ltd.	1,527,770	1,716,172	-	-
Monaco Coach Corp.	12,447,115	18,090,577	-	-
StorageNetworks, Inc.	1,005,910	5,784,361	-	-
TOTALS	$ 16,863,468	$ 27,974,681	$ -	$ -

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Destiny Portfolios and Shareholders of Destiny II:

We have audited the accompanying statement of assets and liabilities of Destiny II (the Fund), a fund of Fidelity Destiny Portfolios, including the portfolio of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Destiny II as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 14, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 289 funds advised by FMR or an affiliate. Mr. McCoy oversees 291 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Interested Trustees*:

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-433-0734.

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Destiny II. Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Trustees and Officers - continued

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (61)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (60)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he served as CEO until April 1998 and retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2002

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Destiny Portfolios. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Destiny II. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Adam Hetnarski (39)

Year of Election or Appointment: 2000

Vice President of Destiny II. Mr. Hetnarski is also Vice President of another fund advised by FMR. Prior to assuming his current responsibilities, Mr. Hetnarski managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Destiny II. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (44)
Year of Election or Appointment: 2003 Assistant Secretary of Destiny II. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Destiny II. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Destiny II. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Destiny II. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (57)
Year of Election or Appointment: 1986 Assistant Treasurer of Destiny II. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Destiny II. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Destiny II. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Destiny II. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A percentage of the dividends distributed during the fiscal year for the following fund qualifies for the dividends-received deduction for corporate shareholders:

Class O	100%
Class N	100%

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Annual Report

Annual Report

Fidelity
Destiny Portfolios:
Destiny II - Class N

82 Devonshire Street,
Boston, Massachusetts 02109

INVESTMENT ADVISER

Fidelity Management & Research Company
Boston, MA

INVESTMENT SUB-ADVISERS

FMR Co., Inc.
Fidelity Management & Research (U.K.) Inc.
Fidelity Management & Research (Far East) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment Advisers
Fidelity International Investment Advisers (U.K.) Limited

GENERAL DISTRIBUTOR

Fidelity Distributors Corporation
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENT

Fidelity Service Company, Inc.
Boston, MA

CUSTODIAN

State Street Bank and Trust Company
Boston, MA

(recycle logo) Printed on recycled paper	DESIIN-UPROANN-1103
1.791862.100

Item 2. Code of Ethics

As of the end of the period, September 30, 2003, the Fidelity Destiny Portfolios has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Destiny Portfolios has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	November 21, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 21, 2003